Trading Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Trading Liabilities

	2017 £m	2016 £m
Securities sold under repurchase agreements	25,504	8,798
Short positions in securities and unsettled trades	3,694	2,801
Cash collateral	1,911	3,535
Short-term deposits	–	426
	31,109	15,560